Boston Common ESG Impact International Fund
TICKER: BCAIX

Supplement dated June 26, 2025 to
the Summary Prospectus dated January 31, 2025

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Funds documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Boston Common Funds
Boston Common ESG Impact International Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Boston Common Funds
Boston Common ESG Impact International Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Summary Prospectus for future reference.